Acquisition (Details) In Millions, unless otherwise specified	12 Months Ended				0 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 30, 2011	Apr. 30, 2012 Purchase of noncontrolling interest in Omnipay USD ($)	Apr. 30, 2012 Purchase of noncontrolling interest in Omnipay EUR (€)	Apr. 30, 2013 Purchase of noncontrolling interest in Omnipay USD ($)	Apr. 30, 2013 Purchase of noncontrolling interest in Omnipay EUR (€)	Apr. 30, 2012 Purchase of noncontrolling interest in Omnipay USD ($)	Apr. 30, 2012 Purchase of noncontrolling interest in Omnipay EUR (€)
Business combinations, asset acquisitions and dispositions
Percentage of noncontrolling interest		30.00%		30.00%	30.00%	30.00%			30.00%	30.00%
Purchase price	$ 107.0	$ 19.2	$ 215.1		$ 49.0	€ 37.1			$ 49.0	€ 37.1
Purchase price, cash paid	$ 63.1	$ 19.2	$ 215.1		$ 25.1	€ 19.0	$ 23.7	€ 18.1	$ 25.1	€ 19.0